FAIR VALUE MEASUREMENTS - Schedule of company's liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Public warrants | Level 2
FAIR VALUE MEASUREMENTS
Convertible Promissory Notes	$ 843,333	$ 2,070,000	$ 575,767
Private placement warrants | Level 3
FAIR VALUE MEASUREMENTS
Convertible Promissory Notes	979,000	2,403,000	668,390
Convertible Promissory Notes | Level 3
FAIR VALUE MEASUREMENTS
Convertible Promissory Notes	$ 5,202,610	$ 5,000,796	$ 4,479,738